Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Comprehensive income, attributable to owners of parent	£ 3,786	£ 5,570	£ (3,005)